Parent company accounts - balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 189,686	£ 202,142
Cash collateral and settlement balances	103,708	107,862
Debt securities at amortised cost	39,046	27,303
Loans and advances at amortised cost to banks	9,024	8,961
Loans and advances at amortised cost to customers	137,177	146,243
Reverse repurchase agreements and other similar secured lending at amortised cost	1,103	725
Trading portfolio assets	174,566	133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial instruments	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Investments in associates and joint ventures	22	26
Goodwill and intangible assets	1,084	1,665
Property, plant and equipment	1,262	1,379
Current tax assets	546	737
Deferred tax assets	3,888	4,583
Retirement benefit assets	3,667	4,743
Other assets	4,701	4,209
Total assets	1,185,166	1,203,537
Liabilities
Deposits at amortised cost from banks	14,598	20,124
Deposits at amortised cost from customers	287,200	271,455
Cash collateral and settlement balances	92,988	96,811
Repurchase agreements and other similar secured borrowing at amortised cost	28,554	11,965
Debt securities in issue	45,653	60,012
Subordinated liabilities	35,903	38,253
Trading portfolio liabilities	57,761	72,460
Financial liabilities designated at fair value	298,573	272,055
Derivative financial instruments	249,880	289,206
Current tax liabilities	411	422
Deferred tax liabilities	3	0
Retirement benefit liabilities	173	184
Provisions	817	858
Other liabilities	8,984	10,779
Total liabilities	1,124,662	1,144,584
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	10,765	10,691
Other reserves	(363)	(1,464)
Retained earnings	47,754	47,378
Total equity	60,504	58,953
Total liabilities and equity	1,185,166	1,203,537
Barclays Bank PLC
Assets
Cash and balances at central banks	153,701	170,307
Cash collateral and settlement balances	75,271	82,371
Debt securities at amortised cost	33,576	23,877
Loans and advances at amortised cost to banks	15,308	15,377
Loans and advances at amortised cost to customers	227,131	186,529
Reverse repurchase agreements and other similar secured lending at amortised cost	6,876	5,908
Trading portfolio assets	112,654	83,043
Financial assets at fair value through the income statement	263,960	247,325
Derivative financial instruments	225,301	258,708
Financial assets at fair value through other comprehensive income	50,381	43,086
Investments in associates and joint ventures	12	12
Investment in subsidiaries	19,105	19,264
Goodwill and intangible assets	104	107
Property, plant and equipment	117	110
Current tax assets	719	891
Deferred tax assets	2,509	3,114
Retirement benefit assets	3,621	4,695
Other assets	3,392	3,188
Total assets	1,193,738	1,147,912
Liabilities
Deposits at amortised cost from banks	13,616	18,615
Deposits at amortised cost from customers	333,687	295,280
Cash collateral and settlement balances	58,292	64,955
Repurchase agreements and other similar secured borrowing at amortised cost	43,951	26,307
Debt securities in issue	24,833	40,166
Subordinated liabilities	35,237	37,656
Trading portfolio liabilities	50,995	52,093
Financial liabilities designated at fair value	351,945	300,851
Derivative financial instruments	221,365	250,567
Current tax liabilities	331	303
Deferred tax liabilities	2	0
Retirement benefit liabilities	71	80
Provisions	477	592
Other liabilities	5,708	7,980
Total liabilities	1,140,510	1,095,445
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	15,472	15,398
Other reserves	(3,209)	(4,552)
Retained earnings	38,617	39,273
Total equity	53,228	52,467
Total liabilities and equity	£ 1,193,738	£ 1,147,912